Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended											1 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Sales Revenue, Net [Member] Minimum [Member]	Dec. 31, 2011 Sales Revenue, Net [Member] Minimum [Member]	Dec. 31, 2010 Sales Revenue, Net [Member] Minimum [Member]	Dec. 31, 2012 Sales Revenue, Net [Member] Outside of United States [Member]	Dec. 31, 2011 Sales Revenue, Net [Member] Outside of United States [Member]	Dec. 31, 2010 Sales Revenue, Net [Member] Outside of United States [Member]	Feb. 12, 2013 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member]
Accounting Policies [Line Items]
Date of merge with Delaware corporation			Jan. 01, 2013														Jan. 01, 2013
Net loss	$ 1,120	$ 3,461	$ 2,896	$ 4,956	$ 9,688	$ 7,617	$ 5,180
Unrestricted net proceeds from the sale of its common stock, gross of offering expenses																91,996
Percentage of revenue derived outside the United States										10.00%	10.00%	10.00%	72.80%	70.00%	70.70%
Term til payment is required from date of shipment								30 days	60 days
Allowance for doubtful accounts	75		75		83	43
Allowance for slow-moving and obsolete inventories	859		859		891	1,401
Estimated useful lives								3 years	25 years
Product warranty reserves					554	117
Loss on termination of foreign currency contract							76
Percentage of contributions matched					50.00%
Percentage of matching contributions					8.00%
Contributions made to defined contribution savings plan					90	87	57
Equity-based contribution			$ 311	$ 1,785	$ 7,735